Investment Objectives and Goals - Global & International Equity Mutual Fund - Nomura Emerging Markets Fund	Nov. 30, 2025
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Emerging Markets Fund seeks long-term capital appreciation.